LOSS PER SHARE	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Earnings Per Share [Abstract]
LOSS PER SHARE

10. LOSS PER SHARE

The calculation of basic and diluted loss per share for the three-month periods ended December 31, 2024 and 2023 was based on the net losses attributable to common shareholders. The following table sets forth the computation of basic and diluted loss per share:

	Three months ended December 31, 2024	Three months ended December 31, 2023

Net loss	$(1,828,721)	$(751,881)
Weighted average common shares outstanding	551,503	551,503

Basic and diluted loss per share	$(3.32)	$(1.36)

As of December 31, 2024, 69,167 (2023 - 16,980) stock options and 2,511,904 (2023 - 275,353) warrants were excluded from the diluted weighted average number of common shares calculation as their effect would have been anti-dilutive.

10. LOSS PER SHARE

The calculation of basic and diluted loss per share for the years ended September 30, 2024 and 2023 was based on the net losses attributable to common shareholders. The following table sets forth the computation of basic and diluted loss per share:

	2024	2023

Net loss	$(3,989,276)	$(4,483,195)
Weighted average common shares outstanding	551,503	508,813

Basic and diluted loss per share	$(7.23)	$(8.81)

For the year ended September 30, 2024, 10,105 stock options, 676,663 warrants, and $1,365,000 of convertible debentures convertible into 401,471 common shares were excluded from the diluted weighted average number of common shares calculation as their effect would have been anti-dilutive.

For the year ended September 30, 2023, 20,313 stock options and 279,746 warrants were excluded from the diluted weighted average number of common shares calculation as their effect would have been anti-dilutive.

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2024 AND 2023